Other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Income tax payable	$ 2,366	$ 3,026
Total current	70,308	72,016
Sociedad Minera Cerro Verde S.A.A.
Current
Excess of salaries limit of workers profit sharing	38,027	34,870
Payroll withholdings	7,200	11,449
Penalties to the Geological, Mining and Metallurgical Institute	6,547	6,246
Mining royalties	3,309	0
Social Health Insurance of Peru contribution	2,469	2,303
Miscellaneous interest payable	1,609	476
Other	1,471	1,698
Declared dividends withholding tax	0	16,193
Total current	$ 60,632	$ 73,235